CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,814,844	$ 1,452,985
Short-term investments	1,682,048	951,235
Accounts receivable, net allowances	492,010	422,225
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of $301,526 and $158,622 as of December 31, 2019 and 2020, respectively)	296,757	424,905
Amount due from SINA (Note 10)	548,900	384,828
Total current assets	4,834,559	3,636,178
Property and equipment, net	60,632	46,729
Operating lease assets	7,176	9,730
Intangible assets, net	146,976	17,524
Goodwill	61,712	28,989
Long-term investments	1,179,466	1,027,459
Other non-current assets	44,596	37,577
Total assets	6,335,117	4,804,186
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of $436,705 and $538,269 as of December 31, 2019 and 2020, respectively.)
Accounts payable	149,509	126,247
Accrued and other liabilities	556,753	460,872
Operating lease liability, short-term	5,580	4,708
Income taxes payable	102,844	100,245
Deferred revenues	143,684	108,783
Total current liabilities	958,370	800,855
Long-term liabilities
Convertible debt	892,399	888,266
Unsecured senior notes	1,536,112	793,985
Deferred tax liability	58,299	33,972
Operating lease liability, long-term	1,505	5,289
Other non-current liabilities	2,102
Total long-term liabilities	2,490,417	1,721,512
Total liabilities	3,448,787	2,522,367
Commitments and contingencies (Note 17)
Redeemable non-controlling interests (Note 18)	57,714
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 226,310 shares (including 124,531 Class A ordinary shares and 101,779 Class B ordinary shares) and 227,688 shares (including 125,909 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2019 and 2020, respectively.	57	57
Additional paid-in capital	1,201,622	1,133,913
Accumulated other comprehensive income (loss)	79,526	(68,559)
Retained earnings	1,531,220	1,217,856
Total Weibo shareholders' equity	2,812,425	2,283,267
Non-controlling interests	16,191	(1,448)
Total shareholders' equity	2,828,616	2,281,819
Total liabilities, redeemable non-controlling interests and shareholders' equity	6,335,117	4,804,186
Third parties
Current assets:
Accounts receivable, net allowances	314,159	262,158
Alibaba | Advertiser
Current assets:
Accounts receivable, net allowances	135,321	60,392
Other related parties
Current assets:
Accounts receivable, net allowances	$ 42,530	$ 99,675